Related Parties - Summary of Receivables from and Payables to Related Parties (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of receivables and payables [line items]
Receivables from related parties, current	R$ 30,059	R$ 58,517
Receivables from related parties, non-current	169,755	183,740
Payables to related parties	328,263	237,081
Commercial operations [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	30,059	48,845
Commercial operations [member] | Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	22,283	37,249
Commercial operations [member] | Aguassanta Participacoes S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	17	6,342
Commercial operations [member] | Radar Propriedades Agricolas S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		517
Commercial operations [member] | Raizen Combustiveis S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	6,094	4,206
Commercial operations [member] | Other [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current	1,665	531
Corporate operation agreements [member] | Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, current		9,672
Receivables under the framework agreement [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	136,478	143,178
Receivables under the framework agreement [member] | Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	87,969	114,473
Receivables under the framework agreement [member] | Raizen Combustiveis S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	18,086
Receivables under the framework agreement [member] | Janus Brasil Participacoes S.A. [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	30,423	28,705
Financial and corporation operations [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	33,277	40,562
Financial and corporation operations [member] | Other [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	1,833	1,618
Financial and corporation operations [member] | Rezende Barbosa [member]
Disclosure of receivables and payables [line items]
Receivables from related parties, non-current	31,444	38,944
Corporate operation [member] | Raizen Energia S.A. [member]
Disclosure of receivables and payables [line items]
Payables to related parties	198,198	160,030
Corporate operation [member] | Raizen Combustiveis S.A. [member]
Disclosure of receivables and payables [line items]
Payables to related parties	128,189	75,624
Corporate operation [member] | Other [member]
Disclosure of receivables and payables [line items]
Payables to related parties	R$ 1,876	R$ 1,427